UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Dearborn Partners Rising Dividend Fund
Class A | DRDAX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of  March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-AR-89834E682

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.44	8.60	10.51
Class A (with sales charge)	-4.57	7.49	9.95
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html.
Dearborn Partners Rising Dividend Fund	PAGE 2	TSR-AR-89834E682

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 3	TSR-AR-89834E682

Dearborn Partners Rising Dividend Fund
Class C | DRDCX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of  March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-AR-89834E674

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-0.29	7.79	9.68
Class C (with sales charge)	-1.26	7.79	9.68
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html.
Dearborn Partners Rising Dividend Fund	PAGE 2	TSR-AR-89834E674

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 3	TSR-AR-89834E674

Dearborn Partners Rising Dividend Fund
Class I | DRDIX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of  March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-AR-89834E666

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	0.70	8.87	10.78
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 2	TSR-AR-89834E666

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed May 5, 2014.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$ 16,600	$ 16,600
(b) Audit-Related Fees	0	0
(c) Tax Fees	$ 4,500	$ 3,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen and Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Annual Financial Statements and Additional Information

Dearborn Partners Rising Dividend Fund
Class A Shares
DRDAX
Class C Shares
DRDCX
Class I Shares
DRDIX
February 28, 2026
Investment Adviser
Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, IL 60606
Phone: (888) 983-3380

DEARBORN PARTNERS RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 96.9%
Biotechnology - 1.9%
AbbVie, Inc.	45,583	$10,578,903
Capital Markets - 5.9%
CME Group, Inc.	39,635	12,663,383
Nasdaq, Inc.	129,506	11,342,135
S&P Global, Inc.	20,646	9,123,054
		33,128,572
Chemicals - 5.0%
Corteva, Inc.	195,202	15,639,584
Sherwin-Williams Co.	35,087	12,722,196
		28,361,780
Commercial Services & Supplies - 4.3%
Cintas Corp.	53,834	10,827,632
Republic Services, Inc.	58,060	13,295,740
		24,123,372
Communications Equipment - 2.5%
Motorola Solutions, Inc.	28,871	13,923,328
Consumer Staples Distribution & Retail - 8.7%
Casey’s General Stores, Inc.	35,992	24,675,755
Costco Wholesale Corp.	12,886	13,025,040
Walmart, Inc.	89,632	11,468,415
		49,169,210
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	201,238	10,090,073
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. - Class A	74,913	10,941,793
Financial Services - 3.6%
Jack Henry & Associates, Inc.	46,355	7,530,833
Mastercard, Inc. - Class A	25,308	13,089,551
		20,620,384
Food Products - 2.5%
McCormick & Co Inc	106,428	7,560,645
Mondelez International, Inc. - Class A	107,793	6,637,893
		14,198,538
Gas Utilities - 3.2%
Atmos Energy Corp.	98,238	18,349,876
Health Care Equipment & Supplies - 5.8%
Abbott Laboratories	66,071	7,687,361
STERIS PLC	45,165	11,397,388
Stryker Corp.	34,634	13,419,289
		32,504,038

The accompanying notes are an integral part of these financial statements.

1

DEARBORN PARTNERS RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	37,125	$12,661,853
Household Products - 2.0%
Procter & Gamble Co.	68,593	11,468,750
Insurance - 2.1%
Arthur J Gallagher & Co.	51,586	11,771,925
IT Services - 1.5%
Accenture PLC - Class A	39,379	8,219,185
Machinery - 3.8%
Illinois Tool Works, Inc.	24,682	7,173,330
Snap-on, Inc.	37,659	14,507,000
		21,680,330
Multi-Utilities - 1.8%
WEC Energy Group, Inc.	87,976	10,289,673
Oil, Gas & Consumable Fuels - 3.6%
EOG Resources, Inc.	50,016	6,205,985
Exxon Mobil Corp.	92,485	14,103,963
		20,309,948
Pharmaceuticals - 2.3%
Merck & Co, Inc.	70,627	8,745,035
Zoetis, Inc.	32,406	4,248,427
		12,993,462
Professional Services - 6.5%
Automatic Data Processing, Inc.	46,038	9,868,706
Broadridge Financial Solutions, Inc.	38,657	7,185,176
Thomson Reuters Corp.	82,848	7,987,376
Verisk Analytics, Inc.	56,017	11,627,449
		36,668,707
Semiconductors & Semiconductor Equipment - 3.8%
QUALCOMM, Inc.	74,275	10,573,789
Texas Instruments, Inc.	52,249	11,082,535
		21,656,324
Software - 4.7%
Intuit, Inc.	17,846	7,299,549
Microsoft Corp.	48,635	19,100,910
		26,400,459
Specialty Retail - 2.7%
Home Depot, Inc.	14,115	5,373,863
Tractor Supply Co.	192,133	9,960,175
		15,334,038
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	132,929	35,117,183

The accompanying notes are an integral part of these financial statements.

2

DEARBORN PARTNERS RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 3.6%
Fastenal Co.	175,164	$8,064,550
Watsco, Inc.	29,418	12,277,014
		20,341,564
Water Utilities - 1.0%
American Water Works Co, Inc.	39,720	5,403,112
Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.	52,172	11,326,019
TOTAL COMMON STOCKS (Cost $317,050,019)		547,632,399
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Specialized REITs - 1.8%
Equinix, Inc.	10,307	10,041,698
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,301,699)		10,041,698
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%
Fidelity Government Portfolio - Institutional Class, 3.55%(a)	6,830,777	6,830,777
TOTAL MONEY MARKET FUNDS (Cost $6,830,777)		6,830,777
TOTAL INVESTMENTS - 99.9% (Cost $332,182,495)		$564,504,874
Other Assets in Excess of Liabilities - 0.1%		317,274
TOTAL NET ASSETS - 100.0%		$564,822,148

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

Dearborn Partners Rising Dividend Fund
Statement of Assets and Liabilities
February 28, 2026

ASSETS:
Investments, at value	$564,504,874
Dividends receivable	742,614
Receivable for fund shares sold	549,151
Dividend tax reclaims receivable	12,540
Prepaid expenses and other assets	26,023
Total assets	565,835,202
LIABILITIES:
Payable for capital shares redeemed	443,424
Payable to Adviser	299,075
Payable for distribution fees	100,404
Payable for fund administration and accounting fees	74,701
Payable for transfer agent fees and expenses	37,931
Payable for audit fees	20,099
Payable for custodian fees	10,289
Payable for printing and mailing	9,495
Payable for directors fees	7,418
Payable for compliance fees	2,500
Payable for expenses and other liabilities	7,718
Total liabilities	1,013,054
NET ASSETS	$564,822,148
Net Assets Consists of:
Paid-in capital	$307,409,971
Total distributable earnings	257,412,177
Total net assets	$564,822,148
Class A
Net assets	$218,999,205
Shares issued and outstanding(1)	8,564,111
Net asset value per share(2)	$25.57
Max offering price per share (25.57/0.95)(3)	$26.92
Class C
Net assets	$72,735,040
Shares issued and outstanding(1)	2,883,018
Net asset value per share(2)	$25.23
Class I
Net assets	$273,087,903
Shares issued and outstanding(1)	10,658,389
Net asset value per share	$25.62
Cost:
Investments, at cost	$332,182,495

(1)	Unlimited shares authorized with par value of $0.001.
(2)
A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within one year of purchase. The CDSC on Class A Shares is applied only to purchases of $500,000 that are redeemed within 12 months of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(3)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

4

Dearborn Partners Rising Dividend Fund
Statement of Operations
For the Year Ended February 28, 2026

INVESTMENT INCOME:
Dividend income	$10,501,029
Less: Dividend withholding taxes	(28,265)
Total investment income	10,472,764
EXPENSES:
Investment advisory fee	5,104,388
Distribution expenses - Class C	788,338
Distribution expenses - Class A	561,269
Fund administration and accounting fees	474,147
Transfer agent fees	250,149
Custodian fees	67,324
Federal and state registration fees	66,373
Trustees’ fees	33,913
Legal fees	31,747
Reports to shareholders	25,098
Audit fees	20,097
Compliance fees	15,021
Interest expense	4,057
Other expenses and fees	14,097
Total expenses	7,456,018
Waiver by Adviser	(397,450)
Net expenses	7,058,568
Net Investment Income	3,414,196
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	32,487,003
Net realized gain (loss)	32,487,003
Net change in unrealized appreciation (depreciation) on:
Investments	(34,746,744)
Net change in unrealized appreciation (depreciation)	(34,746,744)
Net realized and unrealized gain (loss)	(2,259,741)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,154,455

The accompanying notes are an integral part of these financial statements.

5

Dearborn Partners Rising Dividend Fund
Statements of Changes in Net Assets

	Year Ended February 28,
	2026	2025
OPERATIONS:
Net investment income (loss)	$3,414,196	$3,450,741
Net realized gain (loss)	32,487,003	27,850,484
Net change in unrealized appreciation (depreciation)	(34,746,744)	54,125,154
Net increase (decrease) in net assets from operations	1,154,455	85,426,379
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(6,976,367)	(12,723,676)
From earnings - Class C	(2,036,719)	(4,004,515)
From earnings - Class I	(10,089,856)	(17,219,950)
Total distributions to shareholders	(19,102,942)	(33,948,141)
CAPITAL TRANSACTIONS:
Shares sold - Class A	17,938,283	25,554,878
Shares issued from reinvestment of distributions - Class A	6,576,931	11,919,816
Shares redeemed - Class A	(32,964,802)	(28,152,570)
Shares sold - Class C	5,083,164	6,939,056
Shares issued from reinvestment of distributions - Class C	1,982,188	3,898,499
Shares redeemed - Class C	(17,260,748)	(20,498,076)
Shares sold - Class I	35,896,477	70,231,139
Shares issued from reinvestment of distributions - Class I	9,166,351	15,326,924
Shares redeemed - Class I	(70,785,704)	(48,249,354)
Net increase (decrease) in net assets from capital transactions	(44,367,860)	36,970,312
Net increase (decrease) in net assets	(62,316,347)	88,448,550
NET ASSETS:
Beginning of the year	627,138,495	538,689,945
End of the year	$564,822,148	$627,138,495
SHARES TRANSACTIONS
Shares sold - Class A	702,018	1,011,120
Shares issued from reinvestment of distributions - Class A	264,069	458,254
Shares redeemed - Class A	(1,297,669)	(1,116,832)
Shares sold - Class C	202,475	275,512
Shares issued from reinvestment of distributions - Class C	80,972	150,173
Shares redeemed - Class C	(687,033)	(819,185)
Shares sold - Class I	1,401,280	2,825,004
Shares issued from reinvestment of distributions - Class I	366,652	589,209
Shares redeemed - Class I	(2,793,941)	(1,903,856)
Total increase (decrease) in shares outstanding	(1,761,177)	1,469,399

The accompanying notes are an integral part of these financial statements.

6

Dearborn Partners Rising Dividend Fund
Financial Highlights
Class A

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$26.29	$24.07	$20.73	$21.40	$19.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.15	0.22	0.20	0.12
Net realized and unrealized gain (loss) on investments(b)	(0.05)	3.54	3.26	(0.52)	2.46
Total from investment operations	0.09	3.69	3.48	(0.32)	2.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.23)	(0.14)	(0.17)	(0.20)
Net realized gains	(0.68)	(1.24)	—	(0.18)	(0.33)
Total distributions	(0.81)	(1.47)	(0.14)	(0.35)	(0.53)
Net asset value, end of year	$25.57	$26.29	$24.07	$20.73	$21.40
TOTAL RETURN	0.44%	15.44%	16.87%	−1.49%	13.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$218,999	$233,867	$205,652	$165,616	$150,440
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.27%	1.28%	1.28%	1.27%	1.27%
After expense reimbursement/ recoupment	1.20%	1.20%	1.20%	1.20%	1.22%(d)
Ratio of interest and borrowing expenses to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.54%	0.57%	1.00%	0.94%	0.55%(d)
Portfolio turnover rate	11%	14%	18%	12%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Effective June 28, 2021 the expense cap for Class A shares was decreased from 1.00% to 0.95% excluding Rule 12b-1 fees of 0.25%.
The accompanying notes are an integral part of these financial statements.

7

Dearborn Partners Rising Dividend Fund
Financial Highlights
Class C

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$26.01	$23.79	$20.53	$21.21	$19.17
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.04)	0.06	0.04	(0.04)
Net realized and unrealized gain (loss) on investments(b)	(0.05)	3.50	3.22	(0.50)	2.43
Total from investment operations	(0.10)	3.46	3.28	(0.46)	2.39
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.02)	(0.04)	(0.02)
Net realized gains	(0.68)	(1.24)	—	(0.18)	(0.33)
Total distributions	(0.68)	(1.24)	(0.02)	(0.22)	(0.35)
Net asset value, end of year	$25.23	$26.01	$23.79	$20.53	$21.21
TOTAL RETURN	−0.29%	14.55%	15.97%	−2.20%	12.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$72,735	$85,492	$87,548	$92,624	$109,239
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	2.02%	2.03%	2.03%	2.02%	2.02%
After expense reimbursement/ recoupment	1.95%	1.95%	1.95%	1.95%	1.97%(d)
Ratio of interest and borrowing expenses to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.18)%	0.25%	0.19%	(0.19)%(d)
Portfolio turnover rate	11%	14%	18%	12%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Effective June 28, 2021 the expense cap for Class C shares was decreased from 1.00% to 0.95% excluding Rule 12b-1 fees of 1.00%.
The accompanying notes are an integral part of these financial statements.

8

Dearborn Partners Rising Dividend Fund
Financial Highlights
Class I

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$26.34	$24.13	$20.78	$21.44	$19.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.21	0.28	0.25	0.18
Net realized and unrealized gain (loss) on investments(b)	(0.05)	3.54	3.26	(0.52)	2.46
Total from investment operations	0.15	3.75	3.54	(0.27)	2.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.30)	(0.19)	(0.21)	(0.26)
Net realized gains	(0.68)	(1.24)	—	(0.18)	(0.33)
Total distributions	(0.87)	(1.54)	(0.19)	(0.39)	(0.59)
Net asset value, end of year	$25.62	$26.34	$24.13	$20.78	$21.44
TOTAL RETURN	0.70%	15.71%	17.13%	−1.23%	13.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$273,088	$307,779	$245,490	$206,384	$208,228
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.02%	1.03%	1.03%	1.02%	1.02%
After expense reimbursement/ recoupment	0.95%	0.95%	0.95%	0.95%	0.97%(d)
Ratio of interest and borrowing to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.79%	0.83%	1.25%	1.19%	0.80%(d)
Portfolio turnover rate	11%	14%	18%	12%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Effective June 28, 2021 the expense cap for Class I shares was decreased from 1.00% to 0.95%.
The accompanying notes are an integral part of these financial statements.

9

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dearborn Partners Rising Dividend Fund (the “Fund”) represents a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek current income, rising income over time, and long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the class in which shares are held. The Fund currently offers three classes of shares, Class A, Class C and Class I. Each class of shares has identical rights and privileges except with respect to class-specific expenses and voting rights on matters affecting a single class of shares. The classes differ principally in their respective expenses. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class A shares are subject to a contingent deferred sales charge of 1.00% for purchases made at the $500,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for Class C shares is 1.00% of the lesser of the original cost or the current market value of shares being redeemed. Class I shares are no-load shares. Class A and Class C shares are subject to a 0.25% and 1.00% distribution and service (Rule 12b-1) fee, respectively. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The Fund commenced operations on April 10, 2013. Dearborn Partners, L.L.C. (the “Adviser”) serves as the Fund’s investment adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield to maturity method. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

10

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$547,632,399	$—	$—	$547,632,399
Real Estate Investment Trusts	10,041,698	—	—	10,041,698
Money Market Funds	6,830,777	—	—	6,830,777
Total Assets	$564,504,874	$—	$—	$564,504,874

(1)	See the Schedule of Investments for industry classifications.
The Fund measures Level 3 activity as of the end of the period. For the year ended February 28, 2026, the Fund did not hold any Level 3 securities.
The Fund did not hold financial derivative instruments during the reporting period.

11

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
B.
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended February 28, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended February 28, 2026, the Fund did not incur any interest or penalties. At February 28, 2026, the fiscal years 2023 through 2026 remained open to examination in the Fund’s major tax jurisdictions.
C.
Distributions to Shareholders. The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually, and as frequently as quarterly. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

D.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

F.
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from MLP and REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

12

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
H.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3. FEDERAL TAX MATTERS
The tax character of distributions paid during the years ended February 28, 2026, and February 28, 2025, is as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$3,352,669	$5,233,521
Long-Term Capital Gains	$15,750,273	$28,714,620
Total	$19,102,942	$33,948,141

The Fund designated as long-term capital gain dividend, pursuant to Section 852(b)(3) of the Code, the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended February 28, 2026.
As of February 28, 2026, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$332,183,253
Gross tax unrealized appreciation	244,167,813
Gross tax unrealized depreciation	(11,846,192)
Net tax unrealized appreciation	232,321,621
Undistributed ordinary income	590,406
Undistributed long-term capital gain	24,500,150
Distributable earnings	25,090,556
Other accumulated losses	—
Total distributable earnings	$257,412,177

As of February 28, 2026, the Fund had no capital loss carryovers to be carried forward to offset future realized capital gains.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of February 28, 2026, the following reclassifications were made on the Statements of Assets and Liabilities due to permanent tax differences:

Paid-In Capital	$2,436,681
Total Distributable Earnings	$(2,436,681)

*	This reclassification is due to utilization of equalization.
4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

13

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 28, 2027, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with borrowings made by the Fund), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, collectively “Excluded Expenses”) do not exceed 0.95% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such recoupments will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment. The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the period ending:

	Class A	Class C	Class I
February 28, 2027	$151,345	$71,950	$182,261
February 29, 2028	184,579	71,988	236,979
February 28, 2029	148,760	52,088	196,602

5. DISTRIBUTION PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and Class C shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees earned pursuant to the 12b-1 Plan during the year ended February 28, 2026, as well as the fees owed as of February 28, 2026.

	Fees Earned During Period	Fees Owed as of February 28, 2026
Class A	$561,269	$33,911
Class C	$788,338	$66,493

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
6. RELATED PARTY TRANSACTIONS
Fund Services acts as the Fund’s administrator and fund accountant under a Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, respectively. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. Fund Services also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred for the year ended February 28, 2026, and owed as of February 28, 2026, are included in the Statement of Operations and Statement of Assets and Liabilities.
The Fund also has a line of credit with U.S. Bank (see Note 10).
Certain officers of the Fund are also employees of Fund Services. During the year ended February 28, 2026, a Trustee of the Trust was affiliated with Fund Services and U.S. Bank.

14

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
7. CAPITAL SHARE TRANSACTIONS

	Year Ended February 28, 2026	Year Ended February 28, 2025
Class A
Shares sold	702,018	1,011,120
Shares redeemed	(1,297,669)	(1,116,832)
Shares issued in reinvestment of dividends	264,069	458,254
Net increase (decrease)	(331,582)	352,542
Class C
Shares sold	202,475	275,512
Shares redeemed	(687,033)	(819,185)
Shares issued in reinvestment of dividends	80,972	150,173
Net decrease	(403,586)	(393,500)
Class I
Shares sold.	1,401,280	2,825,004
Shares redeemed	(2,793,941)	(1,903,856)
Shares issued in reinvestment of dividends	366,652	589,209
Net increase (decrease)	(1,026,009)	1,510,357

8. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 28, 2026, were $65,219,555 and $129,306,145, respectively. There were no purchases or sales of U.S. government securities for the Fund.
9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2026, Charles Schwab & Co., Inc. held 42.35% of the Fund’s shares outstanding for the benefit of its customers.
10. LINE OF CREDIT
At February 28, 2026, the Fund had a line of credit in the amount of the lesser of $20,000,000, or 33.33% of the fair value of unencumbered assets, which matures on August 1, 2026. This secured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank (the “Lender”). As collateral, the Lender receives a first priority security interest in securities of the Fund in an amount of at least 300% of any draw on the line of credit by the Fund. Interest accrues at the Lender’s Prime Rate, which as of February 28, 2026, was 6.75%. The following table provides information regarding usage of the line of credit for the Fund for the year ended February 28, 2026. The Fund did not have any outstanding balances on the lines of credit at February 28, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Dearborn Partners Rising Dividend Fund	22	$950,182	6.97%	$4,057	$2,572,000	1/27/2026

15

DEARBORN PARTNERS RISING DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
11. SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On March 30, 2026, the Fund declared and paid a distribution from ordinary income to shareholders of record on March 27, 2026, of $359,043, $6,530, and $603,267 for Class A, Class C, and Class I shares, respectively.
12. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Fund.
13. NEW ACCOUNTING PRONOUCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Fund has adopted ASU 2023-09, with no material impact on the Fund’s financial statements.

16

DEARBORN PARTNERS RISING DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Dearborn Partners Rising Dividend Fund and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dearborn Partners Rising Dividend Fund (the “Fund”), a series of Trust for Professional Managers, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 28, 2026

17

DEARBORN PARTNERS RISING DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Fund is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

18

DEARBORN PARTNERS RISING DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the fiscal year ended February 28, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026, was 100%.

19

Dearborn Partners Rising Dividend Fund

Investment Adviser	Dearborn Partners, L.L.C. 200 West Madison Street Suite 1950 Chicago, Illinois 60606
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Quasar Distributors, LLC 190 Middle Street Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six-month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 5, 2014.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	4/28/2026

* Print the name and title of each signing officer under his or her signature.